UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326
                                                     ---------

                          Gabelli Investor Funds, Inc.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                              THE GABELLI ABC FUND
                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      During the first quarter of 2008, the Gabelli ABC Fund (the "Fund") slipped 1.02%, while the Standard & Poor's ("S&P") 500 Index depreciated by 9.44% and the Lipper U.S. Treasury Money Market Average was up 0.51%.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

                    AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                    -------------------------------------------------
                                                                                                              Since
                                                                                                            Inception
                                                            Quarter    1 Year   3 Year   5 Year   10 Year   (5/14/93)
                                                            -------    ------   ------   ------   -------   ---------
GABELLI ABC FUND
   AAA SHARES ...........................................     (1.02)%    3.83%    7.39%    5.85%     6.14%       7.44%
   ADVISOR SHARES .......................................     (1.12)     3.51     7.28     5.78      6.11        7.42
S&P 500 Index ...........................................     (9.44)    (5.08)    5.84    11.32      3.50        9.70
Lipper U.S. Treasury Money Market Avg....................      0.51      3.49     3.55     2.36      2.98        3.48(b)

IN THE CURRENT PROSPECTUS, THE FUND'S EXPENSE RATIOS ARE 0.64% FOR THE CLASS AAA SHARES AND 0.89% FOR THE ADVISOR CLASS SHARES. THE FUND DOES NOT HAVE A SALES CHARGE.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED FROM APRIL 1, 2002 THROUGH APRIL 30, 2007. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER U.S. TREASURY MONEY MARKET FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARE NET ASSET VALUES PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF THE ADVISOR CLASS SHARES ON MAY 1, 2007. THE ACTUAL PERFORMANCE OF THE ADVISOR CLASS SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES.

(b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

--------------------------------------------------------------------------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                      ------------
                COMMON STOCKS -- 41.5%
                AGRICULTURE -- 0.0%
          300   Provimi SA .....................................   $      8,014
                                                                   ------------

                AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.8%
       21,000   BERU AG ........................................      2,458,360
      100,000   CSK Auto Corp.+ ................................        931,000
        3,000   Lear Corp.+ ....................................         77,730
        1,000   Scania AB, Cl. A ...............................         22,552
                                                                   ------------
                                                                      3,489,642
                                                                   ------------

                AVIATION: PARTS AND SERVICES -- 0.3%
        7,000   Kaman Corp. ....................................        198,030
      125,300   The Fairchild Corp., Cl. A+ ....................        285,684
                                                                   ------------
                                                                        483,714
                                                                   ------------

                BROADCASTING -- 0.4%
        1,000   Clear Channel Communications Inc. ..............         29,220
        9,000   Cogeco Inc. ....................................        267,427
       12,000   Emmis Communications Corp., Cl. A+ .............         41,760
          787   Granite Broadcasting Corp.+ ....................         13,379
          500   Liberty Media Corp. - Capital, Cl. A+ ..........          7,870
       40,000   Lin TV Corp., Cl. A+ ...........................        384,400
        1,500   Salem Communications Corp., Cl. A ..............          6,015
                                                                   ------------
                                                                        750,071
                                                                   ------------

                BUSINESS SERVICES -- 7.8%
        1,000   Alliance Data Systems Corp.+ ...................         47,510
        2,000   AMICAS Inc.+ ...................................          4,500
      220,000   ChoicePoint Inc.+ ..............................     10,472,000
      120,000   Diebold Inc. ...................................      4,506,000
       15,000   PHH Corp.+ .....................................        261,450
        2,000   Trans-Lux Corp.+ ...............................          7,000
                                                                   ------------
                                                                     15,298,460
                                                                   ------------

                CABLE AND SATELLITE -- 0.9%
       60,000   Cablevision Systems Corp., Cl. A+ ..............      1,285,800
       33,100   Zon Multimedia Servicos de Telecomunicacoes
                   e Multimedia SGPS SA ........................        392,449
        1,056   Zon Multimedia Servicos de Telecomunicacoes
                   e Multimedia SGPS SA, ADR (c) ...............         12,566
                                                                   ------------
                                                                      1,690,815
                                                                   ------------

                COMPUTER SOFTWARE AND SERVICES -- 6.6%
        1,500   Affiliated Computer Services Inc., Cl. A+ ......         75,165
      440,000   BEA Systems Inc.+ ..............................      8,426,000
       50,000   BladeLogic Inc.+ ...............................      1,402,500
        5,000   Fast Search & Transfer ASA+ ....................         18,165
       60,000   Metavante Technologies Inc.+ ...................      1,199,400
        2,000   NAVTEQ Corp.+ ..................................        136,000
    1,215,000   StorageNetworks Inc., Escrow+ (a) ..............         36,450
       60,000   Yahoo! Inc.+ ...................................      1,735,800
                                                                   ------------
                                                                     13,029,480
                                                                   ------------

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      ------------
                CONSUMER PRODUCTS -- 0.2%
       10,000   Ducati Motor Holding SpA+ ......................   $     26,507
        8,000   Harman International Industries Inc. ...........        348,320
       50,000   Levcor International Inc.+ .....................         14,500
       40,000   Revlon Inc., Cl. A+ ............................         39,200
                                                                   ------------
                                                                        428,527
                                                                   ------------

                DIVERSIFIED INDUSTRIAL -- 0.3%
        1,600   Ampco-Pittsburgh Corp. .........................         68,784
        3,000   Hexagon AB, Cl. B ..............................         61,092
        6,000   Katy Industries Inc.+ ..........................          9,300
       22,000   Myers Industries Inc. ..........................        288,860
       50,000   WHX Corp.+ .....................................        131,250
                                                                   ------------
                                                                        559,286
                                                                   ------------

                EDUCATIONAL SERVICES -- 0.1%
       25,000   Corinthian Colleges Inc.+ ......................        180,750
                                                                   ------------

                ELECTRONICS -- 0.5%
       70,000   Alliance Semiconductor Corp. ...................         77,700
       29,000   Excel Technology Inc.+ .........................        781,840
       25,600   MoSys Inc.+ ....................................        111,616
        1,140   Safran SA ......................................         23,343
                                                                   ------------
                                                                        994,499
                                                                   ------------

                ENERGY AND UTILITIES -- 4.4%
        1,000   Anadarko Petroleum Corp. .......................         63,030
      560,000   Aquila Inc.+ ...................................      1,797,600
       20,000   Energy East Corp. ..............................        482,400
        1,001   Forest Oil Corp.+ ..............................         49,009
       20,000   Grant Prideco Inc.+ ............................        984,400
        1,000   Helix Energy Solutions Group Inc.+ .............         31,500
       10,263   Mirant Corp.+ ..................................        373,471
      250,000   Mirant Corp., Escrow+ ..........................              0
        5,000   Northeast Utilities ............................        122,700
       68,000   NorthWestern Corp. .............................      1,657,160
        5,000   Oesterreichische Elektrizitaetswirtschafts AG,
                   Cl. A .......................................        355,931
       25,000   Progress Energy Inc., CVO+ (a) .................          8,250
       90,000   Puget Energy Inc. ..............................      2,328,300
        5,000   Queensland Gas Co. Ltd.+ .......................         16,816
          800   REpower Systems AG+ ............................        192,393
        1,000   Stone Energy Corp.+ ............................         52,310
       44,000   Suez SA, Strips+ ...............................            695
      100,000   WesternZagros Resources Ltd.+ ..................        237,712
                                                                   ------------
                                                                      8,753,677
                                                                   ------------

                ENTERTAINMENT -- 1.1%
        1,001   Chestnut Hill Ventures+ (a) ....................         28,178
        5,000   Discovery Holding Co., Cl. A+ ..................        106,100
        2,000   Liberty Media Corp. - Entertainment, Cl. A+ ....         45,280
       80,000   Take-Two Interactive Software Inc.+ ............      2,041,600
                                                                   ------------
                                                                      2,221,158
                                                                   ------------

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      ------------
                COMMON STOCKS (CONTINUED)
                EQUIPMENT AND SUPPLIES -- 0.1%
       25,000   Baldwin Technology Co. Inc., Cl. A+ ............   $     64,250
          300   HeidelbergCement AG ............................         51,658
                                                                   ------------
                                                                        115,908
                                                                   ------------

                FINANCIAL SERVICES -- 1.5%
        1,000   Alfa Corp. .....................................         21,980
        3,000   Argo Group International Holdings Ltd.+ ........        106,560
       26,000   Fifth Third Bancorp ............................        543,920
        4,000   Franklin Bank Corp.+ ...........................         12,120
        4,000   H&R Block Inc. .................................         83,040
        3,000   Leucadia National Corp. ........................        135,660
        5,018   NewAlliance Bancshares Inc. ....................         61,521
          818   PNC Financial Services Group Inc. ..............         53,636
        2,000   Provident New York Bancorp .....................         27,000
       60,000   SLM Corp.+ .....................................        921,000
        8,000   The Midland Co. ................................        519,440
        1,243   The Toronto-Dominion Bank ......................         87,376
       15,000   Wachovia Corp. .................................        405,000
        2,000   Wells Fargo & Co. ..............................         58,200
                                                                   ------------
                                                                      3,036,453
                                                                   ------------

                FOOD AND BEVERAGE -- 2.5%
          500   Genesee Corp., Cl. A+ ..........................              0
       12,200   Genesee Corp., Cl. B+ ..........................              0
      120,000   Grupo Continental SAB de CV+ ...................        290,338
       50,000   Nissin Food Products Co. Ltd. ..................      1,685,393
       49,000   NuCo2 Inc.+ ....................................      1,360,730
       10,000   Pernod-Ricard SA ...............................      1,028,718
        1,100   Quilmes Industrial SA, ADR .....................         80,300
        7,000   Remy Cointreau SA ..............................        470,785
        1,000   Sara Lee Corp. .................................         13,980
                                                                   ------------
                                                                      4,930,244
                                                                   ------------

                HEALTH CARE -- 0.6%
       17,000   Advanced Medical Optics Inc.+ ..................        345,100
          468   Allergan Inc. ..................................         26,391
        6,000   ArthroCare Corp.+ ..............................        200,100
        3,000   Biogen Idec Inc.+ ..............................        185,070
          200   E-Z-Em-Inc.+ ...................................          4,194
       50,000   Encysive Pharmaceuticals Inc.+ .................        117,500
        3,000   I-Flow Corp.+ ..................................         42,090
          500   I-Trax Inc.+ ...................................          2,675
       10,000   IMS Health Inc. ................................        210,100
        1,747   UCB SA .........................................         62,829
                                                                   ------------
                                                                      1,196,049
                                                                   ------------

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      ------------
                HOTELS AND GAMING -- 1.0%
          600   Las Vegas Sands Corp.+ .........................   $     44,184
       32,000   MGM Mirage+ ....................................      1,880,640
                                                                   ------------
                                                                      1,924,824
                                                                   ------------

                METALS AND MINING -- 0.3%
        7,000   Barrick Gold Corp. .............................        304,150
       10,000   Gold Fields Ltd., ADR ..........................        138,300
        4,000   NovaGold Resources Inc.+ .......................         30,840
       10,000   Royal Oak Mines Inc.+ ..........................              0
       13,250   Uranium One Inc.+ ..............................         43,631
                                                                   ------------
                                                                        516,921
                                                                   ------------

                PHARMACEUTICALS -- 0.8%
      100,000   CollaGenex Pharmaceuticals Inc.+ ...............      1,657,000
                                                                   ------------

                PUBLISHING -- 0.1%
       10,000   PagesJaunes Groupe SA ..........................        178,084
                                                                   ------------

                REAL ESTATE -- 0.0%
          316   HomeFed Corp.+ .................................         15,516
                                                                   ------------

                RETAIL -- 0.5%
       50,000   Denny's Corp.+ .................................        149,000
        5,500   Genesco Inc.+ ..................................        127,105
       30,000   Pier 1 Imports Inc.+ ...........................        188,400
        2,000   Saks Inc.+ .....................................         24,940
       10,000   SUPERVALU Inc. .................................        299,800
       10,000   The Great Atlantic & Pacific Tea Co. Inc.+ .....        262,200
                                                                   ------------
                                                                      1,051,445
                                                                   ------------

                SPECIALTY CHEMICALS -- 3.5%
      180,000   UAP Holding Corp. ..............................      6,901,200
                                                                   ------------

                TELECOMMUNICATIONS -- 1.9%
       33,100   Asia Satellite Telecommunications
                   Holdings Ltd., ADR ..........................        626,884
       20,000   BCE Inc. .......................................        674,600
       14,000   Corning Inc. ...................................        336,560
      170,000   Portugal Telecom SGPS SA .......................      1,975,340
        3,000   Telegroup Inc.+ ................................              1
        5,000   Verizon Communications Inc. ....................        182,250
                                                                   ------------
                                                                      3,795,635
                                                                   ------------

                WASTE MANAGEMENT -- 0.1%
        4,000   Waste Industries USA Inc. ......................        144,600
                                                                   ------------

                WIRELESS COMMUNICATIONS -- 4.2%
          500   American Tower Corp., Cl. A+ ...................         19,605
       14,000   Metricom Inc.+ .................................              4
      180,500   Rural Cellular Corp., Cl. A+ ...................      7,983,515
        6,000   United States Cellular Corp.+ ..................        330,000
       50,000   Winstar Communications Inc.+ (a) ...............             50
                                                                   ------------
                                                                      8,333,174
                                                                   ------------
                TOTAL COMMON STOCKS ............................     81,685,146
                                                                   ------------

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      ------------
                PREFERRED STOCKS -- 0.0%
                COMMUNICATIONS EQUIPMENT -- 0.0%
                RSL Communications Ltd.,
        1,000      7.500%, Cv. Pfd.+ (a) .......................   $          0
        2,000      7.500%, Cv. Pfd., Ser. A+ (a)(c) ............              0
                                                                   ------------
                                                                              0
                                                                   ------------
                HOME FURNISHINGS -- 0.0%
        8,000   O'Sullivan Industries Holdings Inc.,
                   12.000% Pfd.+ ...............................              0
                                                                   ------------
                TOTAL PREFERRED STOCKS .........................              0
                                                                   ------------

  PRINCIPAL
   AMOUNT
-------------
                CORPORATE BONDS -- 0.2%
                BUSINESS SERVICES -- 0.2%
$     498,626   GP Strategies Corp., Sub. Deb.,
                   6.000%, 08/14/08 (a)(b) .....................        447,157
                                                                   ------------
                COMPUTER SOFTWARE AND SERVICES -- 0.0%
      100,000   Exodus Communications Inc., Sub. Deb. Cv.,
                   5.250%, 02/15/09+ (a) .......................              0
                                                                   ------------
                CONSUMER PRODUCTS -- 0.0%
    3,600,000   Pillowtex Corp., Sub. Deb. Cv.,
                   6.000%, 12/15/17+ (a) .......................              0
                                                                   ------------
                RETAIL -- 0.0%
      200,000   RDM Sports Group Inc., Sub. Deb.,
                   8.000%, 08/15/15+ (a) .......................              0
                                                                   ------------
                TRANSPORTATION -- 0.0%
      850,000   Builders Transport Inc., Sub. Deb. Cv.,
                   6.500%, 05/01/11+ (a) .......................              0
                                                                   ------------
                TOTAL CORPORATE BONDS ..........................        447,157
                                                                   ------------

   SHARES
-------------
                WARRANTS -- 0.0%
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
          377   Federal-Mogul Corp., expire 12/27/14+ ..........          1,338
                                                                   ------------
                BROADCASTING -- 0.0%
        1,969   Granite Broadcasting Corp., Ser. A,
                   expire 06/04/12+ ............................            591
        1,969   Granite Broadcasting Corp., Ser. B,
                   expire 06/04/12+ ............................            492
                                                                   ------------
                                                                          1,083
                                                                   ------------
                CONSUMER PRODUCTS -- 0.0%
       10,396   Pillowtex Corp., expire 11/24/09+ (a) ..........              1
                                                                   ------------
                DIVERSIFIED INDUSTRIAL -- 0.0%
      284,777   National Patent Development Corp.,
                   expire 08/14/08+ (a)(b) .....................          5,080
                                                                   ------------
                TOTAL WARRANTS .................................          7,502
                                                                   ------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                              VALUE
-------------                                                      ------------
                U.S. GOVERNMENT OBLIGATIONS -- 58.3%
                U.S. TREASURY BILLS -- 51.5%
$ 101,645,000   U.S. Treasury Bills, 0.446% to 2.360%++,
                   04/10/08 to 09/18/08 ........................   $101,416,398
                                                                   ------------
                U.S. TREASURY NOTES -- 6.8%
   13,325,000   U.S. Treasury Note,
                   5.000%, 07/31/08 ............................     13,486,366
                                                                   ------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS ..............    114,902,764
                                                                   ------------
                TOTAL INVESTMENTS -- 100.0%
                   (Cost $201,414,162) .........................   $197,042,569
                                                                   ============
                Aggregate book cost ............................   $201,414,162
                                                                   ============
                Gross unrealized appreciation ..................   $  2,918,956
                Gross unrealized depreciation ..................     (7,290,549)
                                                                   ------------
                Net unrealized appreciation/depreciation .......   $ (4,371,593)
                                                                   ============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $525,166 or 0.27% of total investments.

(b) At March 31, 2008, the Fund held investments in restricted and illiquid securities amounting to $452,237 or 0.23% of total investments, which were valued under methods approved by the Board of Directors as follows:

 ACQUISITION                                                                      03/31/08
   SHARES/                                                                        CARRYING
  PRINCIPAL                                          ACQUISITION    ACQUISITION     VALUE
    AMOUNT      ISSUER                                  DATE           COST        PER UNIT
-------------   ---------------------------------   ------------   ------------   ---------
      284,777   National Patent Development Corp.
                   warrants expire 08/14/08 .....     11/24/04     $      0.00    $  0.0178
$     498,626   GP Strategies Corp., Sub. Deb.,
                   6.000%, 08/14/08 .............     08/08/03         344,072      89.6778

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of the Rule 144A securities amounted to $12,566 or 0.01% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt
CVO   Contingent Value Obligation

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                INVESTMENTS IN   OTHER FINANCIAL INSTRUMENTS
                                                  SECURITIES            (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)         DEPRECIATION)*
---------------------------------------------   --------------   ---------------------------
Level 1 - Quoted Prices                         $   81,614,638                 --
Level 2 - Other Significant Observable Inputs      114,907,844          $ (29,934)
Level 3 - Significant Unobservable Inputs              520,087                 --
                                                --------------          ---------
Total                                           $  197,042,569          $ (29,934)
                                                ==============          =========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

THE GABELLI ABC FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                             INVESTMENTS IN
                                                               SECURITIES
                                                             (MARKET VALUE)
                                                             --------------
    BALANCE AS OF 12/31/07                                     $  421,386
    Accrued discounts/premiums                                      5,478
    Realized gain (loss)                                               --
    Change in unrealized appreciation/depreciation                 93,223
    Net purchases (sales)                                              --
    Transfers in and/or out of Level 3                                 --
                                                               ----------
    BALANCE AS OF 3/31/08                                      $  520,087
                                                               ==========

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into contract for difference swaps with Bear, Stearns International Limited. Details of the swaps at March 31, 2008 are as follows:

                                                                                                          NET UNREALIZED
          NOTIONAL               EQUITY SECURITY                 INTEREST RATE/             TERMINATION    APPRECIATION/
           AMOUNT                    RECEIVED                 EQUITY SECURITY PAID             DATE       (DEPRECIATION)
--------------------------   ------------------------   --------------------------------   ------------  ---------------
                                   Market Value         Overnight LIBOR plus 40 bps plus
                                 Appreciation on:        Market Value Depreciation on:
           --                    BBI Holdings plc             BBI Holdings plc               10/15/08       $    131
$1,262,381 (80,000 shares)   Scottish & Newcastle plc     Scottish & Newcastle plc           12/15/08        (13,601)
   155,796 (2,000 shares)           Xstrata plc                  Xstrata plc                 01/15/09        (16,464)
                                                                                                            --------
                                                                                                            $(29,934)
                                                                                                            ========

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                     THE GABELLI ABC FUND                        [LOGO]
                     One Corporate Center
                   Rye, New York 10580-1422
                          800-GABELLI
                         800-422-3554
                       FAX: 914-921-5118
                   WEBSITE: WWW.GABELLI.COM
                   E-MAIL: INFO@GABELLI.COM
     Net Asset Value per share available daily by calling
                  800-GABELLI after 6:00 P.M.

                      BOARD OF DIRECTORS

Mario J. Gabelli, CFA          Mary E. Hauck
CHAIRMAN AND CHIEF             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.          MUTUAL FUND MANAGEMENT CO.        THE
                                                                 GABELLI
Anthony J. Colavita            Werner J. Roeder, MD              ABC
ATTORNEY-AT-LAW                MEDICAL DIRECTOR                  FUND
ANTHONY J. COLAVITA, P.C.      LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

                           OFFICERS

Bruce N. Alpert                Peter D. Goldstein
PRESIDENT AND SECRETARY        CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
           Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------
This report is submitted  for the general  information  of the shareholders of The Gabelli ABC Fund. It is not authorized for
distribution  to  prospective  investors  unless  preceded  or    FIRST QUARTER REPORT
accompanied by an effective prospectus.                                 MARCH 31, 2008
--------------------------------------------------------------
GAB408Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.